SALES OF GOODS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Sales of Goods [Line Items]
Sales of goods	¥ 2,900,488	¥ 2,825,613	¥ 2,300,470
Crude Oil
Disclosure of Sales of Goods [Line Items]
Sales of goods	553,848	519,910	421,585
Gasoline
Disclosure of Sales of Goods [Line Items]
Sales of goods	699,202	711,236	600,113
Diesel
Disclosure of Sales of Goods [Line Items]
Sales of goods	615,342	594,008	503,406
Basic chemical feedstock
Disclosure of Sales of Goods [Line Items]
Sales of goods	214,911	250,884	205,722
Kerosene
Disclosure of Sales of Goods [Line Items]
Sales of goods	191,636	168,823	115,739
Synthetic resin
Disclosure of Sales of Goods [Line Items]
Sales of goods	124,271	124,618	107,633
Natural gas
Disclosure of Sales of Goods [Line Items]
Sales of goods	53,839	43,205	34,277
Synthetic fiber monomers and polymers
Disclosure of Sales of Goods [Line Items]
Sales of goods	80,100	77,572	61,998
Others
Disclosure of Sales of Goods [Line Items]
Sales of goods	¥ 367,339	¥ 335,357	¥ 249,997